Stock-based Compensation	6 Months Ended
Jun. 30, 2021
Humacyte, Inc.
Stock-based Compensation

9. Stock-based Compensation

The Company has adopted the 2015 Omnibus Incentive Plan, as amended, or the 2015 Plan, which allows for the grant of nonstatutory stock options, or NSOs, and incentive stock options, or ISOs, stock appreciation rights, restricted stock, restricted stock units and unrestricted stock awards to employees, officers, directors, and consultants in the service of the Company. The Company believes that such awards aid in aligning the interests of these persons with those of its stockholders. The Board of Directors determines the specific terms of equity incentive grants, including the exercise price per share and vesting period for option awards. Option awards are granted with an exercise price equal to the fair market value of the Company’s common stock at the date of grant.

The Company has granted options that include either a service-based or performance-based vesting condition and a 10-year contractual term. The service-based vesting condition is generally satisfied over 36 months from the date of grant. The performance-based vesting conditions are satisfied upon the attainment of certain product development milestones. The Company recognizes stock-based compensation expense based on the grant date fair value of the awards. Compensation expense related to awards with service-based vesting conditions is recognized on a straight-line basis over the requisite service period. Compensation expense related to awards with performance-based vesting conditions is recognized over the requisite service period using the accelerated attribution method to the extent achievement of the performance-based condition is probable. The Company does not recognize compensation expense related to awards with performance-based vesting conditions until it is probable that the performance-based vesting condition will be achieved. Forfeitures are accounted for as they occur.

Option awards under the 2015 Plan generally provide for accelerated vesting of the unvested portions of any option award in the event of an involuntary termination, as such term is defined in the relevant stock option agreement, of a grantee’s employment during the period that commences 30 days prior to the effective date of a corporate transaction and that ends 12 months following the effective date of such transaction. Additionally, the Company’s board of directors may, in its sole discretion, accelerate the vesting of any unvested stock options in the event of a corporate transaction.

In connection with the termination of Mr. Blankenship’s employment with the Company as of May 14, 2021, the Company entered into a severance agreement and release (the “Severance Agreement”) with Mr. Blankenship, effective May 17, 2021, which provides for the terms and conditions of

Mr. Blankenship’s separation from Humacyte. The Severance Agreement (unaudited) provides that all unvested stock options granted to Mr. Blankenship under the stock option agreement dated December 18, 2018 will become fully vested and exercisable. Any stock options granted to Mr. Blankenship under any other stock option agreement that did not vest on or before the separation date are forfeited. Additionally, Mr. Blankenship received an extension of time to exercise vested options until September 1, 2022. The Company accounted for this as a modification of an award and recognized the associated expense in the six months ended June 30, 2021.

The Company used the following assumptions on the date of grant to estimate the fair value of the stock options in the Black-Scholes option-pricing model as follows:

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(Unaudited)	(Unaudited)
Estimated dividend yield	0%	0%	0%	0%
Expected share price volatility	70.1%-87.7%	89.4% - 91.6%	89.4% - 91.4%	91.0% - 92.1%
Risk-free interest rate	1.76% - 2.46%	0.34% - 0.75%	0.39% - 0.75%	0.62% - 1.02%
Expected term of options (in years)	6.00	6.00	6.00	6.00

●	Fair Value of Common Stock. As the Company’s common stock has not historically been publicly traded, the fair value of the shares of its common stock underlying the options has historically been determined by the Company’s board of directors with input from management, after considering independent third-party valuation reports.
●	Expected Term. The expected term represents the period that stock options are expected to be outstanding. The Company calculated the expected term using the simplified method for options, which is available where there is insufficient historical data about exercise patterns and post-vesting employment termination behavior. The simplified method is based on the vesting period and the contractual term for each grant, or for each vesting-tranche for awards with graded vesting. The mid-point between the vesting date and the maximum contractual expiration date is used as the expected term under this method. For awards with multiple vesting-tranches, the times from grant until the mid-points for each of the tranches may be averaged to provide an overall expected term.
●	Expected Volatility. The expected volatility was based on the historical share volatility of several publicly traded peer companies over a period of time equal to the expected term of the options, as the Company does not have any trading history to use the volatility of its common stock. For purposes of identifying these peer companies, the Company considered the industry, stage of development, size and financial leverage of potential comparable companies.
●	Risk-Free Interest Rate. The risk-free interest rate was based on the yields of US Treasury zero-coupon securities with maturities similar in duration to the expected term of the options.
●	Expected Dividend Yield. The Company has not paid dividends on its common stock nor does it expect to pay dividends in the foreseeable future. Accordingly, the Company has estimated the dividend yield to be zero.

At December 31, 2020 and June 30, 2021 (unaudited), there were 11,228,478 and 4,391,144 options remaining available for grant under the 2015 Plan. The Company has sufficient authorized and unissued shares to make all issuances currently available under the 2015 Plan.

The following tables show a summary of stock-based compensation expense included in the statements of operations and comprehensive loss for the years ended December 31, 2019 and 2020, and the six months ended June 30, 2020 and 2021 (unaudited), and remaining unrecognized cost as of December 31, 2019 and 2020 and June 30, 2021 (unaudited):

	Year Ended December 31,		For the Six Month Ended June 30,
($ in thousands)	2019	2020	2020	2021
			(Unaudited)	(Unaudited)
Research and development	$914	$1,135	$473	$1,351
General and administrative	3,543	3,559	1,823	4,107
Total	$4,457	$4,694	$2,296	$5,458

	As of December 31,		June 30
($ in thousands)	2019	2020	2021
			(Unaudited)
Unrecognized share-based compensation cost	$7,919	$5,789	$14,496
Expected weighted average period compensation costs to be recognized (years)	1.8	1.7	2.3

A summary of option activity under the 2015 Plan during the years ended December 31, 2019 and 2020 and the six months ended June 30, 2021 (unaudited) is presented below:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average Exercise	Contractual Term	Intrinsic Value
	Shares	Price Per Share	(years)	(in thousands)
Options outstanding at December 31, 2018	21,473,871	$1.23	7.4	$21,354
Granted	2,365,100	$2.23
Exercised	(2,364,227)	$0.52
Forfeited	(1,594,671)	$2.00
Options outstanding at December 31, 2019	19,880,073	$1.37	6.5	$17,044
Granted	1,831,700	$2.57
Exercised	(743,542)	$0.41
Forfeited	(2,637,657)	$0.99
Options outstanding at December 31, 2020	18,330,574	$1.59	6.6	$20,422
Vested and exercisable, December 31, 2020	12,918,751	$1.31	5.9	$17,925
Vested and expected to vest, December 31, 2020	18,330,574	$1.59	6.6	$20,422

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average Exercise	Contractual Term	Intrinsic Value
	Number of Shares	Price Per Share	(years)	(in thousands)
Options outstanding at December 31, 2020	18,330,574	$1.59	6.6	$20,422
Granted (unaudited)	6,999,500	$2.70
Exercised (unaudited)	(336,642)	$0.59
Forfeited (unaudited)	(162,166)	$1.78
Options outstanding at June 30, 2021 (unaudited)	24,831,266	$1.91	6.85	$19,567
Vested and exercisable, June 30, 2021 (unaudited)	15,803,754	$1.48	5.34	$19,194
Vested and expected to vest, June 30, 2021 (unaudited)	24,831,266	$1.48	6.85	$19,567

The total intrinsic value of options exercised during the years ended December 31, 2019 and 2020 and the six months ended June 30, 2020 and 2021 (unaudited) was $4.0 million, $1.4 million, $1.1 million and $0.7 million, respectively.

The weighted-average grant-date fair value per share of options granted during the years ended December 31, 2019 and 2020 and the six months ended June 30, 2020 and 2021 (unaudited) was $2.23, $2.57, $2.23 and $2.70, respectively.